CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
NET SALES	$ 86,764,112	$ 63,150,776	$ 43,519,461
COST OF GOODS SOLD	44,545,637	35,957,835	22,881,333
GROSS PROFIT	42,218,475	27,192,941	20,638,128
SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES	48,636,167	39,573,617	35,385,319
LOSS FROM OPERATIONS	(6,417,692)	(12,380,676)	(14,747,191)
OTHER EXPENSES:
Other Expenses	(328,793)	(537,812)	(343,212)
Fees on Debt Guarantee	(25,937,048)	(5,244,700)	(1,895,436)
Interest Expense	(4,613,731)	(3,492,442)	(1,637,883)
Other Expenses, Total	(30,879,572)	(9,274,954)	(3,876,531)
LOSS BEFORE INCOME TAXES	(37,297,264)	(21,655,630)	(18,623,722)
INCOME TAX EXPENSE	41,753	31,525	32,776
NET LOSS	(37,339,017)	(21,687,155)	(18,656,498)
OTHER COMPREHENSIVE INCOME
Foreign Currency Translation Adjustment			23,829
TOTAL COMPREHENSIVE LOSS	(37,339,017)	(21,687,155)	(18,632,669)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (131,279,893)	$ (30,282,659)	$ (26,609,946)
NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
BASIC	$ (9.63)	$ (2.91)	$ (2.56)
DILUTED	$ (9.63)	$ (2.91)	$ (2.56)
WEIGHTED AVERAGE SHARES OF COMMON STOCK OUTSTANDING USED IN COMPUTING NET LOSS PER SHARE ATTRIBUTABLE TO COMMON STOCKHOLDERS
BASIC	13,632,042	10,415,014	10,413,467
DILUTED	13,632,042	10,415,014	10,413,467